SCHEDULE OF FINANCE EXPENSES (Details) - USD ($) $ in Thousands		3 Months Ended		9 Months Ended
		Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021
Interest expense - Debentures	[1]	$ 926	$ 748	$ 2,868	$ 2,380
Interest expense - other		5	25	43	69
Rehabilitation provision - accretion		32	22	96	59
Post-retirement benefits - accretion		22	(107)	79	(91)
Unrealized loss on currency hedges					21
Finance expenses		$ 985	$ 688	$ 3,086	$ 2,438

[1]	The Debentures are recorded at amortized cost and accreted to the principal amount over the term of the Debentures (Note 7). For the nine months ended September 30, 2022, $897 (September 30, 2021 – $921) relates to the coupon interest expense, and $1,971 (September 30, 2021 – $1,459) relates to accretion using the effective interest rate method.